Trust Preferred Securities Outstanding Trust Preferred Securities by Maturity Date (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Fixed at 10.25%, Maturity Jul 2031
Debt Instrument, Interest Rate, Stated Percentage	10.25%	10.25%
Three-month LIBOR, plus 3.58%, Maturity Jul 2031
Debt Instrument, Interest Rate, Stated Percentage	4.01%	3.87%
Debt Instrument Basis Spread On Variable Rate	3.58%	3.58%
Three-month LIBOR, plus 1.99%, Maturity Jul 2031
Debt Instrument, Interest Rate, Stated Percentage	2.39%	2.28%
Debt Instrument Basis Spread On Variable Rate	1.99%	1.99%
Fixed at 6.40% to Aug 2015, Thereafter, Three-month LIBOR, plus 1.80%, Maturity Aug 2035
Debt Instrument, Interest Rate, Stated Percentage	6.40%	6.40%
Debt Instrument Basis Spread On Variable Rate	1.80%	1.80%
Fixed at 6.08% to Nov 2015, Thereafter, Three-month LIBOR, plus 1.49%, Maturity Nov 2035
Debt Instrument, Interest Rate, Stated Percentage	6.08%	6.08%
Debt Instrument Basis Spread On Variable Rate	1.49%	1.49%
Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036
Debt Instrument, Interest Rate, Stated Percentage	6.74%	6.74%
Debt Instrument Basis Spread On Variable Rate	1.74%	1.74%
Fixed at 6.63% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Jun, 2037
Debt Instrument, Interest Rate, Stated Percentage	6.63%	6.63%
Debt Instrument Basis Spread On Variable Rate	1.70%	1.70%
Fixed at 7.38% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Sep 2037
Debt Instrument, Interest Rate, Stated Percentage	7.38%	7.38%
Debt Instrument Basis Spread On Variable Rate	1.70%	1.70%
Fixed at 7.34% to Sep 2012, Thereafter, Three-month LIBOR, plus 1.75%, Maturity Sep 2037
Debt Instrument, Interest Rate, Stated Percentage	7.34%	7.34%
Debt Instrument Basis Spread On Variable Rate	1.75%	1.75%